Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A full valuation allowance is established against all net deferred tax assets as of December 31, 2021 and 2020, based on estimates of recoverability. While the Company has optimistic plans for its business strategy, it determined that such a valuation allowance was necessary given the current and expected near term losses and the uncertainty with respect to its ability to generate sufficient profits from its business model.

The current and deferred income tax expenses for the periods ended December 31, 2021 and 2020, were $ nil. The provision for income taxes differs from that computed at a combined corporate tax rate of approximately 25.8% as follows:

Income tax recovery

	2021	2020
Net loss	$(2,490,499)	(3,052,779)

Expected income tax recovery	(642,549)	(763,195)
Non-deductible expenses	448,589	1,434,165
Change in valuation allowance	193,960	(670,970)
	$-	-

As of December 31, 2021 and 2020, the Company decided that a valuation allowance relating to the above deferred tax assets of the Company was necessary, largely based on the negative evidence represented by losses incurred and a determination that it is not more likely than not to realize these assets, such that, a corresponding valuation allowance, for each respective period, was recorded to offset deferred tax assets. Management has based its assessment on the Company’s lack of profitable operating history. As of December 31, 2021 and 2020, the Company has approximately $2,117,802 and $1,366,019, respectively, of net of operating losses available to offset future taxable income. The federal loss carryforward expires in 2040 and the state loss carryforward expires in 2039.

The Company is subject to U.S. federal jurisdiction and the state of New Mexico income taxes. Management has not filed federal or state income tax returns due to incurring cumulative losses. Therefore, the Company’s actual tax position may differ from their book position.

BRIGHT GREEN CORPORATION

Notes to Financial Statements

For the years ended December 31, 2021 and 2020

(Expressed in United States Dollars)